STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive income (loss) [Member]	Retained earnings (Accumulated deficit) [Member]	Treasury Shares [Member]	Total
Balance at Dec. 31, 2017		$ 211	$ 236,975	$ 532	$ (98,384)	$ (1,002)	$ 138,332
Balance, shares at Dec. 31, 2017		25,850,021
Share-based compensation			2,718				2,718
Proceeds from exercise of stock-based compensation	[1]
Proceeds from exercise of stock-based compensation, shares		167
Other comprehensive loss				(390)			(390)
Net income					8,121		8,121
Balance at Dec. 31, 2018		$ 211	239,693	142	(90,263)	(1,002)	148,781
Balance, shares at Dec. 31, 2018		25,850,188
Share-based compensation			2,293				2,293
Proceeds from exercise of stock-based compensation		$ 2	1,225				1,227
Proceeds from exercise of stock-based compensation, shares		392,271
Other comprehensive loss				(12)			(12)
Net income					12,893		12,893
Balance at Dec. 31, 2019		$ 213	243,211	130	(77,370)	(1,002)	$ 165,182
Balance, shares at Dec. 31, 2019		26,242,459					26,242,459
Share-based compensation			4,447				$ 4,447
Proceeds from exercise of stock-based compensation		$ 11	4,275				4,286
Proceeds from exercise of stock-based compensation, shares		1,109,515
Other comprehensive loss				(18)			(18)
Net income					10,225		10,225
Balance at Dec. 31, 2020		$ 224	$ 251,933	$ 112	$ (67,145)	$ (1,002)	$ 184,122
Balance, shares at Dec. 31, 2020		27,351,974					27,351,974

[1]	Less than $1